Condensed Consolidated Balance Sheets (Q2) (Parenthetical) - $ / shares	Jun. 30, 2024	Dec. 31, 2023
Stockholders' Equity/(Deficit):
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	999,000,000	999,000,000
Common stock, shares issued (in shares)	191,477,375	87,500,000
Common stock, shares outstanding (in shares)	191,477,375	87,500,000